Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions	Total	Common Shares	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total LGEC Shareholders' Equity	Noncontrolling Interests [1]	Class A Voting Common Shares Common Shares	Class B Non-Voting Common Shares Common Shares	Common Shares	Common Shares Common Shares	Common Shares Total LGEC Shareholders' Equity
Beginning balance, shares at Mar. 31, 2015		145.5					0.0	0.0
Beginning balance at Mar. 31, 2015	$ 842.3	$ 830.8	$ 13.7	$ (2.2)	$ 842.3	$ 0.0	$ 0.0	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options, shares		0.4
Exercise of stock options	6.1	$ 6.1			6.1
Share-based compensation, net, shares		1.0
Share-based compensation, net	48.5	$ 48.5			48.5
Conversion of convertible senior subordinated notes, shares		2.0
Conversion of convertible senior subordinated notes	16.2	$ 16.2			16.2
Issuance of common shares related to acquisitions and other, shares		1.5
Issuance of common shares related to acquisitions and other	$ 57.4	$ 57.4			57.4
Repurchase of common shares, no par value, shares	(3.6)	(3.6)
Repurchase of common shares, no par value	$ (73.2)	$ (73.2)			(73.2)
Dividends declared	(50.4)		(50.4)		(50.4)
Net income	50.2		50.2		50.2
Other comprehensive income (loss)	(40.9)		0.0	(40.9)	(40.9)
Redeemable noncontrolling interest adjustments to redemption value	(5.9)		(5.9)		(5.9)
Ending balance, shares at Mar. 31, 2016		146.8					0.0	0.0
Ending balance at Mar. 31, 2016	850.3	$ 885.8	7.6	(43.1)	850.3	0.0	$ 0.0	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options, shares							0.1	1.8		0.6
Exercise of stock options	24.7				24.7		$ 0.9	$ 23.8	$ 0.7	$ 0.7	$ 0.7
Share-based compensation, net, shares		1.0
Share-based compensation, net	36.4	$ 36.4			36.4
Share-based compensation, shares							0.2	0.4
Share-based compensation	22.1				22.1		$ 3.8	$ 18.3
Conversion of convertible senior subordinated notes, shares							2.0	2.0
Conversion of convertible senior subordinated notes	42.8				42.8		$ 21.4	$ 21.4
Issuance of common shares related to acquisitions and other, shares		0.0					4.6	46.9
Issuance of common shares related to acquisitions and other	1,328.1	$ 0.4			1,328.1		$ 121.6	$ 1,206.1
Dividends declared	(13.3)	$ (7.0)	(6.3)		(13.3)
Net income	14.8		14.8		14.8
Reclassification of common shares, shares		(148.4)					74.2	74.2
Reclassification of common shares	(0.3)	$ (916.3)					$ 458.0	$ 458.0
Issuance of replacement equity awards related to the Starz Merger, shares								1.1
Issuance of replacement equity awards related to the Starz Merger	186.5				186.5			$ 186.5
Other comprehensive income (loss)	27.1		0.0	27.1	27.1
Redeemable noncontrolling interest adjustments to redemption value	(5.5)		(5.5)		(5.5)
Ending balance, shares at Mar. 31, 2017		0.0					81.1	126.4
Ending balance at Mar. 31, 2017	2,514.4	$ 0.0	10.6	(16.0)	2,514.4	0.0	$ 605.7	$ 1,914.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options, shares							0.3	2.6
Exercise of stock options	46.5				46.5		$ 1.7	$ 44.8
Share-based compensation, net, shares							0.1	0.0
Share-based compensation, net	65.7				65.7		$ 12.8	$ 52.9
Dividends declared	(19.1)		(19.1)		(19.1)
Noncontrolling interests	7.0					7.0
Net income	467.6		473.6		473.6	(6.0)
Reclassification of common shares, shares							0.3	0.3
Reclassification of common shares	17.0				17.0		$ 8.5	$ 8.5
Other comprehensive income (loss)	6.3		0.0	6.3	6.3
Redeemable noncontrolling interest adjustments to redemption value	(9.3)		(9.3)		(9.3)
Ending balance, shares at Mar. 31, 2018		0.0					81.8	129.3
Ending balance at Mar. 31, 2018	$ 3,156.9	$ 0.0	$ 516.6	$ (9.7)	$ 3,155.9	$ 1.0	$ 628.7	$ 2,020.3

[1]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 11).